Interest in Master Trust (Details) - EBP 020 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Plan interest in Master Trust:
Total investments at fair value	$ 16,336,744	$ 7,342,096
EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	4,618,678,694	4,099,782,180
Fully benefit- responsive investment contracts at contract value	325,106,396	356,246,782
Total investments	4,943,785,090	4,456,028,962
EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	16,336,744	7,342,096
Fully benefit- responsive investment contracts at contract value	39,039	14,653
Total investments	16,375,783	7,356,749
Money market accounts | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	7,992,157	12,508,330
Money market accounts | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	943	510
Common stock | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	490,869,721	418,306,585
Common stock | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	269,004	120,063
Common Trust Funds | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	4,053,955,347	3,619,444,179
Common Trust Funds | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	16,057,433	7,221,388
Brokerage accounts | EBP, Nonconsolidated, Master Trust
Master Trust Balances
Investments at fair value	65,861,469	49,523,086
Brokerage accounts | EBP, Nonconsolidated, Plan Interest in Master Trust
Master Trust Balances
Investments at fair value	$ 9,364	$ 135